Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001432353
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep. 20, 2013
Prospectus Date	rr_ProspectusDate	Sep. 19, 2013